Financial Instruments and Risk Management - Schedule of Exposure to Credit Risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Gross carrying amount [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade receivables	$ 5,843,587	$ 4,701,900
Other receivables	211,746	91,568
Amount due from related party	451,335	553,184
Cash and cash equivalents	1,629,018	1,000,283
Impairment [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade receivables	(1,026,591)	(968,322)
Other receivables
Amount due from related party
Cash and cash equivalents
Net carrying amount [Member]
Schedule of Exposure to Credit Risk [Line Items]
Trade receivables	4,816,996	3,733,578
Other receivables	211,746	91,568
Amount due from related party	451,335	553,184
Cash and cash equivalents	$ 1,629,018	$ 1,000,283